Share-Based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
Note 17 - Share-Based Payment

A.	Expenses recognized in the financial statements

The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2022	2021	2020
	€ thousand
Expenses arising from share-based payment transactions	127	63	50

The share-based payments that the Company granted to its employees and directors are described below. There have been no modifications or cancellations to any of the share options plans during 2022, 2021 or 2020. The amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.

The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2022	2021	2020
Dividend yield	0%	0%	0%
Expected volatility	0.405	0.433	0.427
Risk-free interest	2.9%	0.48%	0.11%
Expected life (in years)	2-3	2-3	2-3

All options granted during 2022, 2021 and 2020 were granted with exercise price equal to or higher than the market price on the date of grant. Weighted average fair values and exercise price of options on dates of grant are as follows:

	Equal market price
	2022	2021
	US$
Weighted average exercise prices	27.22	29.27

Weighted average fair value on grant date	7.27	9.65

B.	Stock Option Plans

In December 1998, the Company's shareholders approved the non-employee director stock option plan (the “1998 Plan”). Each option granted under the 1998 Plan originally vested immediately and expires after 10 years. Generally, the Company grants options under the plan with an exercise price equal to the market price of the underlying shares on the date of grant. An aggregate amount of not more than 75,000 ordinary shares was reserved for grants under the 1998 Plan. The original expiration date of the 1998 Plan pursuant to its terms was December 8, 2008 (10 years after its adoption). In January 2008 and June 2018, the term of the 1998 Plan was extended and as a result it will expire on December 8, 2028, unless earlier terminated by the Board. In connection with the adoption of the Company’s compensation policy in 2013, the 1998 Plan was amended to provide that options granted under the 1998 Plan will become exercisable based on the vesting schedule determined in the approvals of the option grant.

During each of the years 2022, 2021 and 2020, the Company granted to directors options to purchase an aggregate amount of 4,000, 4,000 and 4,249 ordinary shares, respectively, under the 1998 Plan.

As of December 31, 2022, options to purchase 14,749 ordinary shares are outstanding and 22,667 ordinary shares are available for future grants under the 1998 Plan.

In August 2000, the Company’s board of directors adopted the 2000 Stock Option Plan (the “2000 Plan”). The initial reserve under the 2000 Plan was 200,000 ordinary shares underlying options that may be granted to officers, directors, employees and consultants of the Company and its subsidiaries and this initial reserve was increased several times. The options usually vest over a three year period. The exercise price of the options under the 2000 Plan is determined to be not less than 80% of the fair market value of the Company’s ordinary shares at the time of grant, and they usually expire after 10 years from the date of grant. In June 2008 and June 2018, the term of the 2000 Plan was extended by additional 10 year periods and the current expiration date of the 2000 Plan is August 31, 2028.

As of December 31, 2022, options to purchase 34,645 ordinary shares are outstanding and 547,206 ordinary shares are available for future grants under the 2000 Plan. Options that are cancelled or forfeited become available for future grant.

C.            Changes during the year:

The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2022		2021		2020
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at
beginning of year	48,684	26.16	31,135	12.94	34,886	9.83
Granted during
the year	4,000	27.22	37,000	29.27	4,249	28.91
Exercised during
the year	(3,290)	11.19	(18,451)	10.06	(8,000)	7.87
Expired during
the year	(-)	-	(1,000)	26.63	-	-

Outstanding at
end of year	49,394	26.98	48,684	26.16	31,135	12.94
Exercisable at
end of year	23,394	25.25	6,749	20.05	17,018	6.3

The weighted average remaining contractual life for the share options outstanding as of December 31, 2020 was 8.40 years (as of December 31, 2021 was 9.38 years and as of December 31, 2020 was 7.62 years).

The range of exercise prices for share options outstanding as of December 31, 2022: $8.41- $34.44 (as of December 31, 2021 the range was $8.41- $34.44 and as of December 31, 2020 the range was $5.55- $34.44).